Vanguard® Wellesley® Income Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (13.3%)
U.S. Government Securities (13.0%)
	United States Treasury Note/Bond	4.125%	2/28/27	49,891	50,156
	United States Treasury Note/Bond	4.250%	3/15/27	145,449	146,552
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,785
	United States Treasury Note/Bond	3.875%	3/31/27	257,985	258,418
	United States Treasury Note/Bond	4.500%	4/15/27	40,000	40,497
	United States Treasury Note/Bond	2.750%	4/30/27	42,750	41,989
	United States Treasury Note/Bond	3.750%	4/30/27	88,000	87,993
	United States Treasury Note/Bond	4.500%	5/15/27	131,890	133,631
	United States Treasury Note/Bond	3.875%	5/31/27	199,173	199,647
	United States Treasury Note/Bond	3.750%	6/30/27	80,000	80,048
	United States Treasury Note/Bond	4.375%	7/15/27	181,281	183,533
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	13,169
	United States Treasury Note/Bond	3.750%	8/15/27	271,340	271,457
	United States Treasury Note/Bond	3.125%	8/31/27	29,986	29,616
	United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,604
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	20,182
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,579
	United States Treasury Note/Bond	3.875%	12/31/27	23,014	23,111
[1]	United States Treasury Note/Bond	4.250%	1/15/28	68,359	69,249
	United States Treasury Note/Bond	4.250%	2/15/28	86,579	87,753
	United States Treasury Note/Bond	4.000%	2/29/28	16,561	16,684
	United States Treasury Note/Bond	3.875%	3/15/28	70,000	70,336
	United States Treasury Note/Bond	3.750%	4/15/28	53,774	53,847
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,553
	United States Treasury Note/Bond	4.000%	6/30/28	6,686	6,743
	United States Treasury Note/Bond	4.125%	7/31/28	32,567	32,961
	United States Treasury Note/Bond	4.375%	8/31/28	90,667	92,452
	United States Treasury Note/Bond	4.625%	9/30/28	130,336	133,961
	United States Treasury Note/Bond	4.375%	11/30/28	52,289	53,384
	United States Treasury Note/Bond	3.750%	12/31/28	114,070	114,177
	United States Treasury Note/Bond	4.000%	1/31/29	176,984	178,588
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,676
	United States Treasury Note/Bond	4.250%	2/28/29	105,035	106,898
	United States Treasury Note/Bond	4.125%	3/31/29	177,769	180,200
	United States Treasury Note/Bond	4.625%	4/30/29	151,129	155,863
	United States Treasury Note/Bond	4.500%	5/31/29	71,014	72,961
	United States Treasury Note/Bond	4.250%	6/30/29	159,390	162,379
	United States Treasury Note/Bond	4.000%	7/31/29	158,069	159,551
	United States Treasury Note/Bond	3.625%	8/31/29	49,598	49,358
	United States Treasury Note/Bond	3.500%	9/30/29	153,364	151,830
	United States Treasury Note/Bond	4.125%	10/31/29	138,401	140,401
	United States Treasury Note/Bond	4.375%	12/31/29	137,329	140,752
	United States Treasury Note/Bond	4.250%	1/31/30	109,829	112,017
	United States Treasury Note/Bond	4.000%	2/28/30	148,982	150,460
	United States Treasury Note/Bond	4.000%	3/31/30	145,384	146,747
	United States Treasury Note/Bond	3.875%	4/30/30	51,458	51,667
	United States Treasury Note/Bond	4.000%	5/31/30	113,279	114,385
	United States Treasury Note/Bond	3.875%	6/30/30	188,805	189,523
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,237
	United States Treasury Note/Bond	3.750%	12/31/30	10,514	10,462
	United States Treasury Note/Bond	4.250%	2/28/31	7,180	7,319
	United States Treasury Note/Bond	4.125%	7/31/31	5,769	5,835
	United States Treasury Note/Bond	4.375%	1/31/32	14,207	14,546
	United States Treasury Note/Bond	4.000%	4/30/32	29,378	29,417
	United States Treasury Note/Bond	4.500%	11/15/33	94,328	96,900
	United States Treasury Note/Bond	4.375%	5/15/34	37,291	37,876
	United States Treasury Note/Bond	4.250%	11/15/34	156,475	157,006
	United States Treasury Note/Bond	4.625%	2/15/35	213,075	219,884
	United States Treasury Note/Bond	4.250%	5/15/35	141,949	142,171
	United States Treasury Note/Bond	2.000%	11/15/41	152,871	105,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	43,177
	United States Treasury Note/Bond	4.000%	11/15/42	96,002	87,557
	United States Treasury Note/Bond	4.750%	2/15/45	297,841	296,317
	United States Treasury Note/Bond	5.000%	5/15/45	56,765	58,308
	United States Treasury Note/Bond	2.375%	5/15/51	25,018	15,864
	United States Treasury Note/Bond	3.625%	5/15/53	706	576
	United States Treasury Note/Bond	4.750%	11/15/53	4,770	4,726
	United States Treasury Note/Bond	4.250%	2/15/54	6,078	5,545
	United States Treasury Note/Bond	4.625%	5/15/54	46,352	45,027
	United States Treasury Note/Bond	4.250%	8/15/54	71,515	65,324
	United States Treasury Note/Bond	4.500%	11/15/54	70,104	66,829
	United States Treasury Note/Bond	4.625%	2/15/55	71,052	69,192
	United States Treasury Note/Bond	4.750%	5/15/55	100,346	99,770
					6,327,245
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	17,200
Conventional Mortgage-Backed Securities (0.1%)
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	897	936
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	18,039	16,587
[2,3]	UMBS Pool	1.770%	1/1/36	19,812	15,686
[2,3]	UMBS Pool	3.000%	6/1/43	5,054	4,555
[2,3]	UMBS Pool	6.000%	10/1/53	917	935
					38,711
Nonconventional Mortgage-Backed Securities (0.2%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	2,246	2,178
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	42,416	41,024
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	1,229	1,184
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	9	9
[2,3]	Fannie Mae REMICS	2.000%	6/25/43	2,603	2,498
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–10/25/46	24,362	20,382
[2,3]	Fannie Mae REMICS	3.000%	2/25/49	583	567
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,156	1,149
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	1,784	1,782
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,346	13,350
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	1,735	1,712
					85,835
Total U.S. Government and Agency Obligations (Cost $6,484,097)					6,468,991
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[2,4]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	31	30
[2,4]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	34,025	32,886
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	43,692
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	598	590
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	1,526	1,497
[2,4,5]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	18,722	15,758
[2,4,5]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	5.326%	10/15/36	14,465	14,451
[2,4]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	11,105	10,523
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,983	4,929
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	1.530%	3/15/61	36,454	35,073
[2,4]	CF Hippolyta Issuer LLC Class A1 Series 2022-1A	5.970%	8/15/62	3,520	3,529
[2,4]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,752	12,641
[2,4]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,542	15,435
[2,4]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,903	23,316
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	28,127	28,549
[2,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	13,791	13,890
[2,3,5]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	10.320%	10/25/28	986	1,013
[2,4]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	62,280	60,180
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	13,469
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	41,561	43,281
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	6,251	6,231
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,400
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,569
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	16,853	16,247
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	57,820	51,518
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	23,030	23,234
[2,4]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	31,269	32,716

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,4]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	29,476	28,382
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	29,595	29,949
[2,4]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	3,236	3,126
[2,4]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	6,292	5,981
[2,4]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	3,792	3,690
[2,4]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	1,383	1,363
[2,4]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	47,555	44,772
[2,4]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	3,368	3,345
[2,4]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	44,028	43,657
[2,4,5]	RFR Trust Class A Series 2025-SGRM	5.562%	3/11/41	36,239	36,928
[2,4]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	10,037	8,740
[2,4]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	7,122	7,051
[2,4]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	19,263
[2,4]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	32,806
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	19,610	19,693
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	28,188	27,968
[2,4]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	38,425	37,030
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	25,996	26,166
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	49,536	50,211
[2,4]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	18,756	18,860
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $982,490)					966,628
Corporate Bonds (42.2%)
Communications (2.1%)
	Alphabet Inc.	5.250%	5/15/55	2,725	2,683
	Alphabet Inc.	5.300%	5/15/65	2,480	2,429
	America Movil SAB de CV	3.625%	4/22/29	25,600	24,816
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,448
	AT&T Inc.	2.750%	6/1/31	71,900	65,156
	AT&T Inc.	5.400%	2/15/34	81,200	83,562
	AT&T Inc.	4.500%	5/15/35	24,405	23,253
	AT&T Inc.	3.500%	6/1/41	3,825	3,000
	AT&T Inc.	4.300%	12/15/42	10,645	8,968
	AT&T Inc.	4.350%	6/15/45	2,720	2,253
	AT&T Inc.	3.650%	6/1/51	1,686	1,196
	AT&T Inc.	3.650%	9/15/59	26,635	17,861
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/33	5,400	5,080
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	15,081
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/52	7,310	5,010
	Comcast Corp.	3.750%	4/1/40	5,020	4,160
	Comcast Corp.	3.969%	11/1/47	37,006	28,440
	Comcast Corp.	2.887%	11/1/51	30,313	18,426
	Comcast Corp.	2.450%	8/15/52	35,080	19,072
	Comcast Corp.	2.937%	11/1/56	146,146	85,794
	Comcast Corp.	2.987%	11/1/63	90,054	50,634
[4]	Cox Communications Inc.	4.800%	2/1/35	58,525	54,756
	Meta Platforms Inc.	4.950%	5/15/33	29,016	29,732
	Meta Platforms Inc.	5.600%	5/15/53	29,815	29,802
	Meta Platforms Inc.	5.400%	8/15/54	22,405	21,843
	Meta Platforms Inc.	5.750%	5/15/63	15,300	15,436
	Meta Platforms Inc.	5.550%	8/15/64	2,200	2,151
[4]	NBN Co. Ltd.	1.625%	1/8/27	25,935	24,934
[4]	NBN Co. Ltd.	2.625%	5/5/31	38,645	34,911
[4]	NBN Co. Ltd.	2.500%	1/8/32	68,983	60,200
[4]	NTT Finance Corp.	1.162%	4/3/26	76,700	74,823
[4]	NTT Finance Corp.	2.065%	4/3/31	9,240	8,057
	Omnicom Group Inc.	5.300%	11/1/34	6,990	7,049
[4]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	40,780
	Orange SA	9.000%	3/1/31	47,066	57,172
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	40,150
	T-Mobile USA Inc.	3.875%	4/15/30	19,225	18,667
	T-Mobile USA Inc.	2.550%	2/15/31	15,310	13,716
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,426
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,629
	T-Mobile USA Inc.	4.500%	4/15/50	2,200	1,818
	T-Mobile USA Inc.	3.600%	11/15/60	3,200	2,130
	Walt Disney Co.	3.500%	5/13/40	17,538	14,392
					1,037,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Consumer Discretionary (1.3%)
	Amazon.com Inc.	3.600%	4/13/32	75,375	72,131
	Amazon.com Inc.	2.875%	5/12/41	2,100	1,567
	Amazon.com Inc.	4.950%	12/5/44	15,220	14,742
	Amazon.com Inc.	3.950%	4/13/52	13,265	10,467
	Amazon.com Inc.	4.250%	8/22/57	32,895	26,950
	American Honda Finance Corp.	2.000%	3/24/28	34,925	32,812
	Brown University	2.924%	9/1/50	4,695	3,096
[4]	ERAC USA Finance LLC	5.000%	2/15/29	8,020	8,212
[4]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	45,467
[4]	ERAC USA Finance LLC	5.200%	10/30/34	7,610	7,757
[4]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,330
[4]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	30,889
[4]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	25,900
	Georgetown University	4.315%	4/1/49	8,323	6,874
	Georgetown University	2.943%	4/1/50	6,630	4,272
	Home Depot Inc.	4.850%	6/25/31	18,010	18,476
	Home Depot Inc.	1.875%	9/15/31	8,465	7,295
	Home Depot Inc.	3.250%	4/15/32	30,653	28,382
	Home Depot Inc.	3.300%	4/15/40	29,353	23,431
	Home Depot Inc.	4.875%	2/15/44	5,600	5,170
	Home Depot Inc.	4.400%	3/15/45	25,110	21,619
	Home Depot Inc.	4.250%	4/1/46	18,668	15,629
	Home Depot Inc.	4.500%	12/6/48	12,020	10,306
	Home Depot Inc.	3.125%	12/15/49	2,435	1,638
	Home Depot Inc.	3.350%	4/15/50	2,200	1,543
	Home Depot Inc.	2.375%	3/15/51	2,435	1,373
	Home Depot Inc.	2.750%	9/15/51	11,970	7,329
	Home Depot Inc.	3.625%	4/15/52	30,835	22,430
	Home Depot Inc.	4.950%	9/15/52	935	850
	Home Depot Inc.	5.300%	6/25/54	14,161	13,589
[4]	Hyundai Capital America	1.650%	9/17/26	36,110	34,857
[2]	Johns Hopkins University	4.083%	7/1/53	6,980	5,576
	Lowe's Cos. Inc.	3.100%	5/3/27	72,000	70,586
[2]	Northeastern University	2.894%	10/1/50	8,570	5,580
[2]	Northwestern University	2.640%	12/1/50	735	454
	Starbucks Corp.	4.800%	5/15/30	12,705	12,863
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,123
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,648
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,637	3,258
[2]	University of Chicago	2.761%	4/1/45	9,540	7,388
	University of Southern California	4.976%	10/1/53	15,670	14,448
	Yale University	2.402%	4/15/50	1,245	740
					633,047
Consumer Staples (1.9%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	23,160	22,597
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	66,766	61,157
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,870	1,744
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	825	839
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,888	39,534
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	37,782	37,548
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,511
	BAT Capital Corp.	4.390%	8/15/37	1,780	1,592
	BAT Capital Corp.	7.079%	8/2/43	11,080	12,227
	BAT Capital Corp.	4.540%	8/15/47	3,200	2,585
	BAT Capital Corp.	6.250%	8/15/55	2,200	2,226
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	12,458	12,840
[4]	Danone SA	2.947%	11/2/26	68,785	67,563
	Diageo Capital plc	2.375%	10/24/29	14,420	13,377
	Diageo Capital plc	2.000%	4/29/30	11,315	10,177
[4,6]	Imperial Brands Finance plc	4.500%	6/30/28	16,720	16,715
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/36	20,475	20,447
[4,6]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/66	18,295	18,395
	Kenvue Inc.	5.000%	3/22/30	31,015	31,966
	Kenvue Inc.	4.850%	5/22/32	22,495	22,757
	Kenvue Inc.	5.100%	3/22/43	15,210	14,690
	Kenvue Inc.	5.050%	3/22/53	12,140	11,274
[4]	L'Oreal SA	5.000%	5/20/35	22,685	23,075
[4]	Mars Inc.	4.800%	3/1/30	25,345	25,676

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mars Inc.	5.000%	3/1/32	5,400	5,472
[4]	Mars Inc.	5.200%	3/1/35	29,060	29,402
[4]	Mars Inc.	5.650%	5/1/45	14,505	14,518
[4]	Mars Inc.	5.700%	5/1/55	21,305	21,251
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,851
	Philip Morris International Inc.	5.625%	11/17/29	21,285	22,348
	Philip Morris International Inc.	5.125%	2/15/30	107,883	111,006
	Philip Morris International Inc.	5.125%	2/13/31	11,665	12,014
	Philip Morris International Inc.	4.750%	11/1/31	18,095	18,225
	Philip Morris International Inc.	5.375%	2/15/33	86,234	89,064
	Philip Morris International Inc.	5.250%	2/13/34	16,435	16,757
	Philip Morris International Inc.	4.375%	11/15/41	6,383	5,555
	Philip Morris International Inc.	4.500%	3/20/42	17,272	15,225
	Philip Morris International Inc.	4.125%	3/4/43	13,565	11,336
	Philip Morris International Inc.	4.875%	11/15/43	15,078	13,802
	Philip Morris International Inc.	4.250%	11/10/44	19,410	16,442
					910,780
Energy (2.8%)
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	20,836
	BP Capital Markets America Inc.	2.721%	1/12/32	54,484	48,727
	BP Capital Markets America Inc.	4.812%	2/13/33	41,935	41,874
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	39,682
	BP Capital Markets America Inc.	5.227%	11/17/34	33,715	34,278
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	10,855
	BP Capital Markets America Inc.	2.939%	6/4/51	12,550	7,875
	BP Capital Markets America Inc.	3.001%	3/17/52	44,080	27,811
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	12,772
	Cheniere Energy Partners LP	5.950%	6/30/33	19,940	20,807
[4]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	7,195	7,228
[4]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,070	4,114
[4]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	12,335
[4]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	6,545	6,871
[4]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	40,338
[4]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	825	853
	ConocoPhillips Co.	3.758%	3/15/42	11,185	8,949
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,476
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,415
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	5,921
[4]	EIG Pearl Holdings Sarl	3.545%	8/31/36	19,886	17,694
[4]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,337
	Enbridge Inc.	4.900%	6/20/30	4,250	4,293
	Enbridge Inc.	5.550%	6/20/35	6,840	6,954
	Enbridge Inc.	6.700%	11/15/53	10,606	11,478
	Energy Transfer LP	5.250%	4/15/29	2,720	2,785
	Energy Transfer LP	5.200%	4/1/30	9,459	9,665
	Energy Transfer LP	6.550%	12/1/33	16,575	17,983
	Energy Transfer LP	5.550%	5/15/34	1,100	1,114
	Energy Transfer LP	5.350%	5/15/45	4,335	3,910
	Energy Transfer LP	6.125%	12/15/45	4,200	4,129
	Energy Transfer LP	5.300%	4/15/47	5,600	4,933
	Energy Transfer LP	5.400%	10/1/47	16,385	14,609
	Energy Transfer LP	5.950%	5/15/54	14,405	13,689
	Energy Transfer LP	6.200%	4/1/55	18,022	17,747
[4]	Eni SpA	5.950%	5/15/54	19,305	18,666
	Enterprise Products Operating LLC	5.200%	1/15/36	10,760	10,845
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,494
	Enterprise Products Operating LLC	5.550%	2/16/55	2,200	2,122
	Equinor ASA	3.125%	4/6/30	59,622	56,869
	Equinor ASA	5.125%	6/3/35	59,218	60,224
	Exxon Mobil Corp.	2.610%	10/15/30	31,045	28,735
	Exxon Mobil Corp.	4.114%	3/1/46	7,945	6,525
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	38,678	34,274
[4]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	34,399	28,186
[4]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	14,255	14,393
[2,4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,757
[2,4]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	27,950
[2,4]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	23,730	23,710
	MPLX LP	2.650%	8/15/30	160	145
	ONEOK Inc.	5.650%	11/1/28	10,600	10,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ONEOK Inc.	4.750%	10/15/31	16,460	16,318
	ONEOK Inc.	6.050%	9/1/33	786	825
[4]	QatarEnergy	3.125%	7/12/41	23,670	17,410
[4]	Saudi Arabian Oil Co.	5.375%	6/2/35	28,795	28,920
[4]	Saudi Arabian Oil Co.	6.375%	6/2/55	23,000	23,091
[4]	Schlumberger Holdings Corp.	3.900%	5/17/28	20,724	20,504
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	12,140	12,466
	Shell Finance US Inc.	4.125%	5/11/35	40,575	38,338
	Shell Finance US Inc.	4.550%	8/12/43	2,400	2,119
	Shell Finance US Inc.	4.375%	5/11/45	92,431	78,233
	Shell Finance US Inc.	3.750%	9/12/46	1,870	1,440
	Shell International Finance BV	5.500%	3/25/40	10,795	10,999
	Shell International Finance BV	3.000%	11/26/51	47,570	30,614
	Suncor Energy Inc.	5.950%	12/1/34	10,280	10,660
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,347
	Targa Resources Corp.	5.550%	8/15/35	33,905	34,075
	Targa Resources Corp.	6.125%	5/15/55	26,975	26,416
	TotalEnergies Capital SA	5.150%	4/5/34	16,960	17,372
	TotalEnergies Capital SA	5.488%	4/5/54	14,600	14,049
	TotalEnergies Capital SA	5.275%	9/10/54	35,960	33,686
	TotalEnergies Capital SA	5.638%	4/5/64	18,665	18,092
	TotalEnergies Capital SA	5.425%	9/10/64	28,545	26,699
	TransCanada PipeLines Ltd.	4.100%	4/15/30	8,385	8,216
[4]	Whistler Pipeline LLC	5.400%	9/30/29	6,430	6,509
[4]	Whistler Pipeline LLC	5.700%	9/30/31	4,820	4,918
					1,360,531
Financials (18.6%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	32,130	33,081
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	32,900	32,333
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	50,695	52,658
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,277
[4]	AIB Group plc	5.871%	3/28/35	5,785	5,970
	Allstate Corp.	5.250%	3/30/33	17,610	18,049
	Allstate Corp.	5.550%	5/9/35	6,152	6,391
	Allstate Corp.	3.850%	8/10/49	4,153	3,175
	American Express Co.	4.731%	4/25/29	17,535	17,725
	American Express Co.	6.489%	10/30/31	9,945	10,837
	American Express Co.	5.043%	5/1/34	60,601	61,136
	American Express Co.	5.625%	7/28/34	825	845
	American Express Co.	5.915%	4/25/35	1,100	1,150
	American Express Co.	5.284%	7/26/35	4,500	4,560
	American Express Co.	5.442%	1/30/36	2,200	2,245
	American Express Co.	5.667%	4/25/36	3,200	3,315
	American International Group Inc.	4.850%	5/7/30	7,300	7,415
	American International Group Inc.	5.125%	3/27/33	4,590	4,666
	American International Group Inc.	4.750%	4/1/48	10,840	9,615
	Ameriprise Financial Inc.	5.700%	12/15/28	7,333	7,682
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	14,159
	Ameriprise Financial Inc.	5.150%	5/15/33	6,695	6,865
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	13,420	13,083
	Arthur J Gallagher & Co.	5.150%	2/15/35	6,445	6,449
[4]	Athene Global Funding	5.349%	7/9/27	30,160	30,633
[4]	Athene Global Funding	1.985%	8/19/28	700	646
[4]	Athene Global Funding	2.717%	1/7/29	42,315	39,461
[4]	Athene Global Funding	5.583%	1/9/29	25,540	26,241
[4]	Athene Global Funding	4.721%	10/8/29	33,794	33,696
[4]	Athene Global Funding	5.380%	1/7/30	34,978	35,741
	Athene Holding Ltd.	6.250%	4/1/54	2,720	2,682
	Athene Holding Ltd.	6.625%	5/19/55	13,475	13,851
[4]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	23,173
	Banco Santander SA	5.365%	7/15/28	27,600	28,096
	Banco Santander SA	2.749%	12/3/30	10,200	9,085
	Bank of America Corp.	3.559%	4/23/27	41,870	41,569
	Bank of America Corp.	3.593%	7/21/28	35,495	34,946
	Bank of America Corp.	3.419%	12/20/28	48,603	47,499
	Bank of America Corp.	5.202%	4/25/29	7,220	7,379
	Bank of America Corp.	4.271%	7/23/29	72,640	72,439
	Bank of America Corp.	3.974%	2/7/30	69,430	68,366
	Bank of America Corp.	3.194%	7/23/30	33,250	31,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	5.162%	1/24/31	31,115	31,893
	Bank of America Corp.	2.496%	2/13/31	99,085	90,520
	Bank of America Corp.	2.592%	4/29/31	2,200	2,012
	Bank of America Corp.	2.687%	4/22/32	31,625	28,396
	Bank of America Corp.	2.572%	10/20/32	21,500	18,925
	Bank of America Corp.	5.015%	7/22/33	3,915	3,961
	Bank of America Corp.	5.511%	1/24/36	26,815	27,579
	Bank of America Corp.	6.110%	1/29/37	30,000	31,697
	Bank of America Corp.	3.846%	3/8/37	50,484	46,186
	Bank of America Corp.	5.875%	2/7/42	8,770	9,164
	Bank of America Corp.	3.311%	4/22/42	25,000	19,192
	Bank of America Corp.	5.000%	1/21/44	24,180	22,847
	Bank of America Corp.	3.946%	1/23/49	5,290	4,144
	Bank of America Corp.	4.330%	3/15/50	35,955	29,858
	Bank of America Corp.	2.972%	7/21/52	29,030	18,750
	Bank of New York Mellon Corp.	4.729%	4/20/29	8,780	8,900
	Bank of New York Mellon Corp.	5.060%	7/22/32	1,870	1,912
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	26,147
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,611
	Bank of New York Mellon Corp.	4.967%	4/26/34	29,313	29,413
	Bank of Nova Scotia	5.350%	12/7/26	52,930	53,691
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,778
[4]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	32,722
[4]	Banque Federative du Credit Mutuel SA	5.538%	1/22/30	32,665	33,867
	Barclays plc	5.086%	2/25/29	22,075	22,353
	Barclays plc	5.690%	3/12/30	15,000	15,522
[4]	Beacon Funding Trust	6.266%	8/15/54	35,870	35,506
[4]	Belrose Funding Trust II	6.792%	5/15/55	16,355	16,702
	BlackRock Funding Inc.	5.350%	1/8/55	6,585	6,419
	Blackrock Inc.	2.100%	2/25/32	20,194	17,420
	Blackrock Inc.	4.750%	5/25/33	34,327	34,708
[4]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	17,212
	Blackstone Reg Finance Co. LLC	5.000%	12/6/34	4,590	4,569
[4]	BNP Paribas SA	3.500%	11/16/27	74,220	72,557
[4]	BNP Paribas SA	2.591%	1/20/28	58,145	56,438
[4]	BNP Paribas SA	5.335%	6/12/29	20,000	20,452
[4]	BNP Paribas SA	5.786%	1/13/33	24,920	25,922
[4]	BPCE SA	2.045%	10/19/27	24,910	24,090
[4]	BPCE SA	3.500%	10/23/27	64,900	63,476
[4]	BPCE SA	5.281%	5/30/29	7,710	7,921
[4]	BPCE SA	2.700%	10/1/29	48,550	45,037
[4]	BPCE SA	5.876%	1/14/31	18,545	19,252
[4]	BPCE SA	5.389%	5/28/31	14,870	15,141
[4]	BPCE SA	7.003%	10/19/34	825	907
[4]	BPCE SA	5.936%	5/30/35	8,555	8,780
[4]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	36,041
[4]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	25,098
[4]	Brighthouse Financial Global Funding	5.650%	6/10/29	33,368	34,123
	Brown & Brown Inc.	4.900%	6/23/30	10,315	10,412
	Brown & Brown Inc.	5.250%	6/23/32	2,310	2,355
[4,6]	CaixaBank SA	4.634%	7/3/29	25,740	25,805
[4,6]	CaixaBank SA	4.885%	7/3/31	23,925	24,034
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	29,945	30,476
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	25,435	25,477
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	26,690	26,700
	Capital One Financial Corp.	7.149%	10/29/27	14,255	14,735
	Capital One Financial Corp.	6.312%	6/8/29	1,111	1,166
	Capital One Financial Corp.	5.700%	2/1/30	3,740	3,869
	Capital One Financial Corp.	7.624%	10/30/31	6,325	7,146
	Capital One Financial Corp.	5.817%	2/1/34	6,750	6,961
	Capital One Financial Corp.	6.377%	6/8/34	56,040	59,620
	Capital One Financial Corp.	6.051%	2/1/35	36,089	37,655
	Capital One Financial Corp.	5.884%	7/26/35	39,807	41,038
	Capital One Financial Corp.	6.183%	1/30/36	11,250	11,434
	Charles Schwab Corp.	3.200%	3/2/27	14,840	14,615
	Charles Schwab Corp.	2.000%	3/20/28	30,339	28,712
	Chubb INA Holdings LLC	4.350%	11/3/45	18,616	16,106
	Citigroup Inc.	1.462%	6/9/27	90,770	88,204
	Citigroup Inc.	4.125%	7/25/28	8,695	8,635
	Citigroup Inc.	3.520%	10/27/28	33,358	32,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	5.174%	2/13/30	4,500	4,590
	Citigroup Inc.	3.878%	1/24/39	37,225	32,074
	Citigroup Inc.	5.875%	1/30/42	7,460	7,717
	Citigroup Inc.	2.904%	11/3/42	19,070	13,522
	Citigroup Inc.	5.300%	5/6/44	12,142	11,361
	Citizens Financial Group Inc.	5.841%	1/23/30	5,170	5,353
[4]	CNO Global Funding	5.875%	6/4/27	29,098	29,882
[4]	CNO Global Funding	4.875%	12/10/27	5,710	5,760
[4]	CNO Global Funding	2.650%	1/6/29	22,195	20,732
[4]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	36,342
[4]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	62,324
[4]	Cooperatieve Rabobank UA	1.106%	2/24/27	25,065	24,512
[4]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	42,524
	Corebridge Financial Inc.	3.900%	4/5/32	24,463	22,962
	Corebridge Financial Inc.	6.050%	9/15/33	7,560	7,956
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,552
	Corebridge Financial Inc.	4.400%	4/5/52	6,265	5,011
[4]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,764
[4]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,560
[4]	Corebridge Global Funding	5.200%	1/12/29	21,620	22,145
[4]	Corebridge Global Funding	5.200%	6/24/29	28,580	29,271
[4]	Credit Agricole SA	4.631%	9/11/28	27,255	27,286
[4]	Credit Agricole SA	6.316%	10/3/29	7,398	7,774
[4]	Credit Agricole SA	5.862%	1/9/36	2,200	2,281
[4]	Danske Bank A/S	6.259%	9/22/26	33,405	33,506
[4]	Danske Bank A/S	1.549%	9/10/27	55,390	53,511
[4]	Danske Bank A/S	5.705%	3/1/30	4,510	4,675
	Deutsche Bank AG	6.720%	1/18/29	3,555	3,732
	Deutsche Bank AG	6.819%	11/20/29	6,535	6,967
[4]	DNB Bank ASA	1.535%	5/25/27	51,450	50,129
[4]	DNB Bank ASA	1.605%	3/30/28	45,295	43,163
[4]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	26,124
[4]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,767
[4]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	31,446
[4]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	28,298
[4]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	34,283
[4]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	48,480	49,791
	Fifth Third Bancorp	4.055%	4/25/28	24,480	24,319
[4]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,665
[4]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	49,557
[4]	GA Global Funding Trust	4.400%	9/23/27	28,900	28,860
[4]	GA Global Funding Trust	5.500%	1/8/29	14,414	14,766
[4]	GA Global Funding Trust	5.200%	12/9/31	13,185	13,218
[4]	GA Global Funding Trust	5.900%	1/13/35	13,193	13,395
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	41,788
	Goldman Sachs Group Inc.	3.691%	6/5/28	18,625	18,367
	Goldman Sachs Group Inc.	3.814%	4/23/29	65,985	64,903
	Goldman Sachs Group Inc.	4.223%	5/1/29	50,790	50,505
	Goldman Sachs Group Inc.	3.800%	3/15/30	17,620	17,193
	Goldman Sachs Group Inc.	5.218%	4/23/31	58,000	59,475
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	78,853
	Goldman Sachs Group Inc.	2.383%	7/21/32	93,002	81,223
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	21,621
	Goldman Sachs Group Inc.	3.102%	2/24/33	15,000	13,504
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,475
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	17,881
	HSBC Holdings plc	5.887%	8/14/27	43,923	44,540
	HSBC Holdings plc	4.041%	3/13/28	10,520	10,433
	HSBC Holdings plc	5.597%	5/17/28	72,900	74,294
	HSBC Holdings plc	2.013%	9/22/28	10,000	9,473
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,333
	HSBC Holdings plc	4.899%	3/3/29	24,235	24,434
	HSBC Holdings plc	4.583%	6/19/29	12,215	12,232
	HSBC Holdings plc	5.240%	5/13/31	28,200	28,722
	HSBC Holdings plc	2.357%	8/18/31	59,585	52,900
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,878
	HSBC Holdings plc	6.500%	5/2/36	19,800	21,445
	HSBC Holdings plc	6.100%	1/14/42	18,700	19,770
	Huntington National Bank	4.552%	5/17/28	17,175	17,228
	ING Groep NV	3.950%	3/29/27	31,310	31,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ING Groep NV	1.726%	4/1/27	33,125	32,445
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	17,370
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	13,386
	Intercontinental Exchange Inc.	2.650%	9/15/40	405	293
	Intercontinental Exchange Inc.	3.000%	6/15/50	62,403	40,747
	Intercontinental Exchange Inc.	4.950%	6/15/52	39,053	35,294
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	16,828
[4]	Jackson National Life Global Funding	5.550%	7/2/27	16,565	16,901
[4]	Jackson National Life Global Funding	4.700%	6/5/28	21,415	21,550
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,316
	JPMorgan Chase & Co.	4.851%	7/25/28	4,500	4,547
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	13,636
	JPMorgan Chase & Co.	4.452%	12/5/29	55,000	55,109
	JPMorgan Chase & Co.	5.012%	1/23/30	4,500	4,583
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	18,439
	JPMorgan Chase & Co.	4.603%	10/22/30	36,975	37,104
	JPMorgan Chase & Co.	5.140%	1/24/31	13,305	13,649
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	15,585
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	19,804
	JPMorgan Chase & Co.	4.912%	7/25/33	15,000	15,087
	JPMorgan Chase & Co.	5.294%	7/22/35	51,400	52,328
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	29,124
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	71,846
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,270
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,672
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,594
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	10,968
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	136,266
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	25,970
[4]	KBC Group NV	5.796%	1/19/29	4,168	4,301
[4]	KBC Group NV	6.324%	9/21/34	24,030	25,705
[4]	Liberty Mutual Group Inc.	4.569%	2/1/29	7,604	7,612
[4]	Liberty Mutual Group Inc.	5.500%	6/15/52	28,825	26,646
[4]	Lincoln Financial Global Funding	4.625%	5/28/28	6,915	6,965
	Lloyds Banking Group plc	5.087%	11/26/28	19,690	19,949
	Lloyds Banking Group plc	5.721%	6/5/30	5,400	5,609
	Lloyds Banking Group plc	5.679%	1/5/35	10,000	10,263
[4]	Lseg US Fin Corp.	5.297%	3/28/34	7,265	7,450
[4]	LSEGA Financing plc	1.375%	4/6/26	97,795	95,473
[4]	LSEGA Financing plc	2.000%	4/6/28	63,125	59,419
[4]	LSEGA Financing plc	2.500%	4/6/31	8,747	7,813
	M&T Bank Corp.	7.413%	10/30/29	15,111	16,396
[4]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	40,362
[4]	Macquarie Group Ltd.	2.871%	1/14/33	28,815	25,125
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	59,086	59,609
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	10,280	6,449
[4]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	11,716
[4]	Met Tower Global Funding	5.250%	4/12/29	9,525	9,818
	MetLife Inc.	4.125%	8/13/42	5,300	4,455
	MetLife Inc.	4.875%	11/13/43	17,500	16,062
[4]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	29,641
[4]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	42,125
[4]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	23,587
[4]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	53,112
[4]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,914
[4]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,247
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,105	24,402
	Morgan Stanley	3.125%	7/27/26	36,950	36,489
	Morgan Stanley	4.350%	9/8/26	15,000	14,979
	Morgan Stanley	3.625%	1/20/27	31,000	30,742
	Morgan Stanley	3.772%	1/24/29	56,830	55,959
	Morgan Stanley	5.230%	1/15/31	22,260	22,826
	Morgan Stanley	2.699%	1/22/31	72,345	66,678
	Morgan Stanley	7.250%	4/1/32	51,100	58,836
	Morgan Stanley	2.239%	7/21/32	9,815	8,501
	Morgan Stanley	2.511%	10/20/32	90,340	79,148
	Morgan Stanley	2.943%	1/21/33	5,754	5,135
	Morgan Stanley	4.889%	7/20/33	2,815	2,818
	Morgan Stanley	5.466%	1/18/35	9,260	9,470
	Morgan Stanley	5.587%	1/18/36	12,705	13,063

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	2.484%	9/16/36	45,480	38,638
	Morgan Stanley	5.297%	4/20/37	14,345	14,275
	Morgan Stanley	5.948%	1/19/38	50,276	51,709
	Morgan Stanley	4.300%	1/27/45	24,705	21,052
[4]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/30	14,450	14,734
	Nasdaq Inc.	5.550%	2/15/34	16,164	16,838
	Nasdaq Inc.	3.950%	3/7/52	5,892	4,409
	Nasdaq Inc.	5.950%	8/15/53	11,300	11,524
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,595
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	59,845
[4]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	48,770
[4]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	74,304
[4]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	55,371
[4]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	35,587
[4]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	51,200
	NatWest Group plc	1.642%	6/14/27	30,570	29,748
[4]	NBK SPC Ltd.	1.625%	9/15/27	67,250	64,830
[4]	New York Life Global Funding	5.000%	1/9/34	35,520	35,765
[4]	New York Life Insurance Co.	5.875%	5/15/33	44,785	46,962
[4]	New York Life Insurance Co.	3.750%	5/15/50	17,810	13,152
[4]	New York Life Insurance Co.	4.450%	5/15/69	14,535	11,318
[4]	Nordea Bank Abp	1.500%	9/30/26	65,000	62,839
[4]	Northwestern Mutual Global Funding	5.160%	5/28/31	23,720	24,328
[4]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	21,680
[4]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,205
[4]	Nuveen LLC	5.550%	1/15/30	3,630	3,781
[4]	Nuveen LLC	5.850%	4/15/34	8,225	8,560
[4]	Omnis Funding Trust	6.722%	5/15/55	22,105	22,895
[4]	Pacific LifeCorp.	5.400%	9/15/52	29,000	27,699
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	44,935	46,269
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	40,085	41,212
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	38,000
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	5,220	5,354
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	6,485	6,638
	PNC Bank NA	3.100%	10/25/27	42,485	41,446
	PNC Bank NA	3.250%	1/22/28	30,960	30,221
[4]	Pricoa Global Funding I	5.100%	5/30/28	33,652	34,437
[4]	Pricoa Global Funding I	4.700%	5/28/30	5,650	5,712
[4]	Pricoa Global Funding I	4.650%	8/27/31	16,396	16,438
[4]	Pricoa Global Funding I	5.350%	5/28/35	5,230	5,317
[4]	Principal Life Global Funding II	2.500%	9/16/29	40,665	37,763
	Progressive Corp.	4.950%	6/15/33	53,892	55,024
	Progressive Corp.	4.125%	4/15/47	9,270	7,620
[4]	Protective Life Global Funding	4.714%	7/6/27	30,000	30,238
[4]	Protective Life Global Funding	4.803%	6/5/30	8,795	8,906
[4]	Protective Life Global Funding	5.432%	1/14/32	16,415	16,945
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,197
	Reinsurance Group of America Inc.	5.750%	9/15/34	1,870	1,923
[4]	RGA Global Funding	2.700%	1/18/29	32,500	30,522
[4]	RGA Global Funding	5.448%	5/24/29	16,445	16,979
[4]	RGA Global Funding	5.250%	1/9/30	21,980	22,539
[4]	RGA Global Funding	5.500%	1/11/31	14,750	15,228
[4]	RGA Global Funding	5.050%	12/6/31	32,570	32,620
	Royal Bank of Canada	5.000%	2/1/33	37,098	37,676
	S&P Global Inc.	2.700%	3/1/29	6,613	6,269
[4]	Sammons Financial Group Global Funding	5.050%	1/10/28	7,445	7,558
[4]	Sammons Financial Group Global Funding	4.950%	6/12/30	12,250	12,385
[4]	Standard Chartered plc	6.301%	1/9/29	27,400	28,444
[4]	Standard Chartered plc	5.545%	1/21/29	36,640	37,424
[4]	Standard Chartered plc	5.005%	10/15/30	9,415	9,500
	State Street Corp.	4.834%	4/24/30	17,690	18,029
	State Street Corp.	4.821%	1/26/34	14,895	14,855
	State Street Corp.	5.146%	2/28/36	17,785	17,965
[4]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	63,872
[4]	Swedbank AB	4.998%	11/20/29	36,525	37,488
[4]	Teachers Insurance & Annuity Association of America	4.270%	5/15/47	42,865	34,790
	UBS AG	7.500%	2/15/28	22,042	23,772
	UBS AG	5.650%	9/11/28	44,090	45,918
[4]	UBS Group AG	3.869%	1/12/29	11,050	10,878
[4]	UBS Group AG	5.617%	9/13/30	30,555	31,721

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	UBS Group AG	3.091%	5/14/32	42,560	38,652
[4]	UBS Group AG	6.537%	8/12/33	15,510	16,874
[4]	UBS Group AG	6.301%	9/22/34	20,020	21,484
[4]	UBS Group AG	5.580%	5/9/36	36,575	37,440
[4]	UBS Group AG	3.179%	2/11/43	29,380	21,482
[4]	UniCredit SpA	1.982%	6/3/27	37,130	36,213
[4]	UniCredit SpA	3.127%	6/3/32	33,730	30,549
	Wachovia Corp.	6.605%	10/1/25	15,000	15,054
	Wells Fargo & Co.	3.196%	6/17/27	30,000	29,638
	Wells Fargo & Co.	3.526%	3/24/28	70,000	69,074
	Wells Fargo & Co.	6.303%	10/23/29	33,470	35,380
	Wells Fargo & Co.	2.879%	10/30/30	24,845	23,213
	Wells Fargo & Co.	5.244%	1/24/31	17,375	17,824
	Wells Fargo & Co.	2.572%	2/11/31	95,175	87,144
	Wells Fargo & Co.	3.350%	3/2/33	38,121	34,828
	Wells Fargo & Co.	4.897%	7/25/33	106,412	106,400
	Wells Fargo & Co.	5.211%	12/3/35	35,400	35,545
	Wells Fargo & Co.	5.606%	1/15/44	34,961	33,870
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,724
	Wells Fargo & Co.	4.900%	11/17/45	16,060	14,116
	Wells Fargo & Co.	4.400%	6/14/46	36,200	29,566
	Wells Fargo & Co.	4.750%	12/7/46	38,790	33,213
	Wells Fargo & Co.	4.611%	4/25/53	58,110	49,498
					9,059,596
Health Care (3.4%)
	AbbVie Inc.	4.950%	3/15/31	19,235	19,740
	AbbVie Inc.	5.200%	3/15/35	14,425	14,737
	AbbVie Inc.	5.350%	3/15/44	15,873	15,572
	AbbVie Inc.	4.850%	6/15/44	4,300	3,960
	AbbVie Inc.	4.700%	5/14/45	1,300	1,164
	AbbVie Inc.	5.400%	3/15/54	29,057	28,259
	AbbVie Inc.	5.600%	3/15/55	7,910	7,909
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	13,313
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,997
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	12,561
[4]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,522
[4]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,818
[4]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,589
[4]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,382
[4]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,247
	Ascension Health	2.532%	11/15/29	48,025	44,785
[2]	Ascension Health	4.847%	11/15/53	1,950	1,731
	AstraZeneca plc	4.000%	1/17/29	23,315	23,221
	Banner Health	2.907%	1/1/42	12,150	8,621
[4]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,955
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	7,560	4,699
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,869
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	16,978
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,804
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	39,315
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,270	4,233
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,145	12,263
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,079
	Bristol-Myers Squibb Co.	5.550%	2/22/54	4,300	4,189
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,200	1,575
	Bristol-Myers Squibb Co.	5.650%	2/22/64	36,000	34,935
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,420
	CommonSpirit Health	3.347%	10/1/29	44,950	42,975
	CommonSpirit Health	2.782%	10/1/30	22,715	20,821
	CommonSpirit Health	5.205%	12/1/31	35,195	36,113
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	18,032
	CommonSpirit Health	3.910%	10/1/50	2,570	1,897
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	6,935
[4]	CSL Finance plc	4.250%	4/27/32	43,415	42,302
[4]	CSL Finance plc	4.750%	4/27/52	4,415	3,776
	CVS Health Corp.	1.750%	8/21/30	4,915	4,247
	CVS Health Corp.	4.875%	7/20/35	15,315	14,680
	CVS Health Corp.	6.050%	6/1/54	15,378	15,064
[2,4]	CVS Pass Through Trust	5.926%	1/10/34	9,018	9,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	2.550%	3/15/31	31,185	28,001
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,753
	Eli Lilly & Co.	4.875%	2/27/53	8,855	8,117
	Eli Lilly & Co.	5.050%	8/14/54	11,450	10,754
	Eli Lilly & Co.	4.950%	2/27/63	7,695	6,988
	Eli Lilly & Co.	5.200%	8/14/64	3,875	3,666
	GE HealthCare Technologies Inc.	4.800%	1/15/31	23,738	23,932
	GE HealthCare Technologies Inc.	5.500%	6/15/35	17,942	18,371
	Gilead Sciences Inc.	4.500%	2/1/45	32,902	28,681
	HCA Inc.	6.000%	4/1/54	3,285	3,212
	Humana Inc.	5.875%	3/1/33	7,285	7,541
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,028
	Inova Health System Foundation	4.068%	5/15/52	14,145	11,234
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,994	10,789
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	28,195
	Kaiser Foundation Hospitals	4.150%	5/1/47	13,000	10,651
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	25,047
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	22,188
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	20,441
	Mayo Clinic	4.128%	11/15/52	6,465	5,162
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	10,953
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	13,214
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	3,415	2,718
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	4,765
	Merck & Co. Inc.	4.150%	5/18/43	28,405	24,242
	Merck & Co. Inc.	4.900%	5/17/44	25,000	23,385
	Novartis Capital Corp.	4.400%	5/6/44	21,485	19,157
	OhioHealth Corp.	2.297%	11/15/31	12,575	11,118
	Pfizer Inc.	3.450%	3/15/29	8,025	7,859
	Pfizer Inc.	1.700%	5/28/30	9,100	8,058
	Pfizer Inc.	4.100%	9/15/38	52,715	47,284
	Pfizer Inc.	2.550%	5/28/40	230	165
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	18,770	18,737
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	16,700	15,929
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,319
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,107
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,119
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,901
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	23,711
	Providence St. Joseph Health Obligated Group	5.369%	10/1/32	25,375	25,805
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,571
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	8,903
	Royalty Pharma plc	5.400%	9/2/34	7,680	7,781
	Royalty Pharma plc	3.550%	9/2/50	48,265	32,676
	Royalty Pharma plc	5.900%	9/2/54	9,065	8,813
	SSM Health Care Corp.	3.823%	6/1/27	41,615	41,295
	Sutter Health	2.294%	8/15/30	10,490	9,475
	Sutter Health	5.213%	8/15/32	10,135	10,410
	Sutter Health	5.537%	8/15/35	28,180	29,144
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	39,033	39,652
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,050	3,021
	Toledo Hospital	5.750%	11/15/38	8,690	8,679
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,914
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	10,089
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,854
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	22,244
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	5,892
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,252
	UnitedHealth Group Inc.	5.950%	2/15/41	8,690	8,939
	UnitedHealth Group Inc.	3.050%	5/15/41	13,234	9,723
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	32,255
	UnitedHealth Group Inc.	4.250%	3/15/43	16,000	13,427
	UnitedHealth Group Inc.	4.200%	1/15/47	5,314	4,266
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,620
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,048
	UnitedHealth Group Inc.	3.700%	8/15/49	22,071	16,079
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	31,859
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	13,131
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	7,456
	UnitedHealth Group Inc.	5.375%	4/15/54	2,200	2,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyeth LLC	6.500%	2/1/34	1,870	2,083
	Wyeth LLC	5.950%	4/1/37	15,000	16,013
					1,656,280
Industrials (1.5%)
[4]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	15,466
[4]	Ashtead Capital Inc.	5.500%	8/11/32	9,088	9,215
[4]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,520
[4]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,532
[4]	Ashtead Capital Inc.	5.800%	4/15/34	16,510	16,916
	Automatic Data Processing Inc.	4.750%	5/8/32	42,225	42,842
[4]	BAE Systems plc	3.400%	4/15/30	9,390	8,963
[4]	BAE Systems plc	5.250%	3/26/31	5,380	5,561
	Boeing Co.	6.528%	5/1/34	21,076	22,919
	Boeing Co.	5.805%	5/1/50	13	12
	Boeing Co.	5.930%	5/1/60	35,108	33,354
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,870	1,956
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,605
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	4,900	4,337
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	17,788
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	22,065
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,604
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	11,253
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	8,478
	Canadian National Railway Co.	2.450%	5/1/50	25,925	15,232
	Canadian Pacific Railway Co.	2.450%	12/2/31	3,200	2,808
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	12,649
	Caterpillar Inc.	5.200%	5/15/35	21,430	21,840
	CSX Corp.	3.350%	9/15/49	7,745	5,420
	CSX Corp.	4.900%	3/15/55	1,060	949
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,155	6,211
[4]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	28,769
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,746
[4]	Daimler Truck Finance North America LLC	5.375%	1/18/34	10,505	10,535
[4]	Element Fleet Management Corp.	5.643%	3/13/27	12,870	13,082
	Honeywell International Inc.	4.250%	1/15/29	27,486	27,544
	Honeywell International Inc.	4.875%	9/1/29	4,514	4,618
	Honeywell International Inc.	5.000%	2/15/33	35,920	36,490
	Honeywell International Inc.	5.375%	3/1/41	3,976	4,021
	J Paul Getty Trust	4.905%	4/1/35	15,460	15,553
	John Deere Capital Corp.	4.400%	9/8/31	3,200	3,194
	John Deere Capital Corp.	5.150%	9/8/33	24,437	25,262
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,263
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,460
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	5,906
	Lockheed Martin Corp.	4.700%	5/15/46	9,576	8,529
	Lockheed Martin Corp.	5.200%	2/15/55	1,675	1,567
	Norfolk Southern Corp.	5.100%	5/1/35	1,920	1,929
	Northrop Grumman Corp.	4.650%	7/15/30	6,105	6,160
	Northrop Grumman Corp.	5.250%	7/15/35	7,390	7,532
	Regal Rexnord Corp.	6.050%	2/15/26	6,080	6,114
	Republic Services Inc.	4.875%	4/1/29	3,640	3,720
	Republic Services Inc.	2.375%	3/15/33	4,590	3,922
	Republic Services Inc.	5.200%	11/15/34	12,830	13,126
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	17,744
[4]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	17,705	15,731
[4]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	33,200	28,888
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,113
[4]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,769
	Union Pacific Corp.	2.800%	2/14/32	2,135	1,926
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,149
	Union Pacific Corp.	3.250%	2/5/50	3,049	2,105
	Union Pacific Corp.	3.799%	10/1/51	18,788	14,150
	Union Pacific Corp.	3.500%	2/14/53	14,048	9,940
	Union Pacific Corp.	5.600%	12/1/54	2,200	2,189
	Union Pacific Corp.	3.550%	5/20/61	10,000	6,686
	Union Pacific Corp.	3.750%	2/5/70	19,165	12,980
[2]	United Airlines Pass Through Trust Class B Series 2018-1	4.600%	9/1/27	3,096	3,057
	United Parcel Service Inc.	5.950%	5/14/55	11,415	11,720
	United Parcel Service Inc.	6.050%	5/14/65	10,070	10,308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Connections Inc.	5.250%	9/1/35	7,055	7,210
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/30	2,195	2,224
					718,426
Materials (0.5%)
[4]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	13,717
	CRH SMW Finance DAC	5.125%	1/9/30	21,335	21,864
	Glencore Canada Corp.	6.200%	6/15/35	3,537	3,677
[4]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,466	2,490
[4]	Glencore Funding LLC	4.875%	3/12/29	5,855	5,912
[4]	Glencore Funding LLC	5.371%	4/4/29	31,893	32,679
[4]	Glencore Funding LLC	5.186%	4/1/30	7,050	7,188
[4]	Glencore Funding LLC	6.375%	10/6/30	24,196	25,938
[4]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,477
[4]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,838
[4]	Glencore Funding LLC	6.500%	10/6/33	23,895	25,892
[4]	Glencore Funding LLC	5.634%	4/4/34	21,920	22,376
[4]	Glencore Funding LLC	5.673%	4/1/35	16,275	16,604
[4]	Glencore Funding LLC	3.875%	4/27/51	2,150	1,567
[4]	Glencore Funding LLC	3.375%	9/23/51	7,360	4,865
[4]	Glencore Funding LLC	5.893%	4/4/54	21,160	20,741
[4]	Glencore Funding LLC	6.141%	4/1/55	26,195	26,461
	Rio Tinto Finance USA plc	5.250%	3/14/35	2,200	2,238
	Rio Tinto Finance USA plc	5.750%	3/14/55	9,810	9,828
	Rio Tinto Finance USA plc	5.875%	3/14/65	3,505	3,524
					259,876
Real Estate (1.4%)
	American Tower Corp.	3.800%	8/15/29	18,471	17,960
	American Tower Corp.	5.000%	1/31/30	2,520	2,568
[4]	American Tower Trust #1	5.490%	3/15/53	67,325	68,461
	Cousins Properties LP	5.250%	7/15/30	5,965	6,073
	Crown Castle Inc.	4.800%	9/1/28	8,349	8,399
	Crown Castle Inc.	4.300%	2/15/29	6,386	6,305
	Crown Castle Inc.	5.600%	6/1/29	1,870	1,932
	Crown Castle Inc.	4.900%	9/1/29	10,596	10,686
	Crown Castle Inc.	3.300%	7/1/30	8,555	8,006
	Crown Castle Inc.	2.250%	1/15/31	1,455	1,266
	Crown Castle Inc.	2.100%	4/1/31	2,473	2,122
	Crown Castle Inc.	5.100%	5/1/33	9,981	9,944
	Crown Castle Inc.	5.800%	3/1/34	13,689	14,181
	Crown Castle Inc.	5.200%	9/1/34	14,195	14,058
	CubeSmart LP	2.250%	12/15/28	11,790	10,992
	DOC DR LLC	2.625%	11/1/31	1,870	1,646
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,470
	Extra Space Storage LP	5.900%	1/15/31	15,990	16,900
	Healthpeak OP LLC	2.125%	12/1/28	29,850	27,733
	Healthpeak OP LLC	3.000%	1/15/30	25,600	24,009
	Kite Realty Group LP	5.200%	8/15/32	2,580	2,602
	NNN REIT Inc.	5.500%	6/15/34	17,654	18,088
	Prologis LP	4.750%	1/15/31	19,430	19,678
	Prologis LP	5.250%	5/15/35	31,475	31,886
[4]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/35	15,362	15,411
	Public Storage Operating Co.	5.100%	8/1/33	5,980	6,136
	Realty Income Corp.	2.200%	6/15/28	25,855	24,421
	Realty Income Corp.	4.700%	12/15/28	26,960	27,349
	Realty Income Corp.	3.250%	1/15/31	19,405	18,172
	Realty Income Corp.	2.850%	12/15/32	24,565	21,508
	Realty Income Corp.	4.900%	7/15/33	26,200	26,115
	Realty Income Corp.	5.125%	2/15/34	15,836	16,020
	Realty Income Corp.	5.125%	4/15/35	5,400	5,407
[4]	SBA Tower Trust	1.840%	4/15/27	53,140	50,601
[4]	SBA Tower Trust	1.884%	7/15/50	9,320	9,168
[4]	SBA Tower Trust	1.631%	5/15/51	40,475	38,833
[4]	SBA Tower Trust	2.593%	10/15/56	50,750	44,255
[4]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	23,670	23,465
	Simon Property Group LP	4.750%	9/26/34	3,200	3,115
	VICI Properties LP	5.125%	11/15/31	3,200	3,203
	Welltower OP LLC	5.125%	7/1/35	26,200	26,288
					697,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Technology (2.7%)
	Apple Inc.	3.850%	5/4/43	27,275	22,825
	Apple Inc.	3.450%	2/9/45	4,035	3,130
	Apple Inc.	4.650%	2/23/46	4,500	4,115
	Apple Inc.	3.850%	8/4/46	36,510	29,557
	Apple Inc.	2.650%	5/11/50	31,850	19,956
	Apple Inc.	2.650%	2/8/51	22,665	14,080
	Apple Inc.	3.950%	8/8/52	11,133	8,865
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,887
	Broadcom Inc.	4.750%	4/15/29	1,870	1,894
	Broadcom Inc.	5.050%	7/12/29	18,230	18,668
	Broadcom Inc.	4.350%	2/15/30	16,530	16,469
	Broadcom Inc.	4.150%	11/15/30	4,670	4,595
[4]	Broadcom Inc.	2.600%	2/15/33	26,170	22,390
[4]	Broadcom Inc.	3.419%	4/15/33	2,720	2,464
[4]	Broadcom Inc.	3.469%	4/15/34	20,074	17,906
[4]	Broadcom Inc.	3.500%	2/15/41	3,825	3,026
	Cisco Systems Inc.	4.950%	2/26/31	36,735	37,783
	Cisco Systems Inc.	5.050%	2/26/34	19,250	19,703
	Cisco Systems Inc.	5.300%	2/26/54	13,135	12,730
[4]	Constellation Software Inc.	5.158%	2/16/29	17,418	17,749
[4]	Constellation Software Inc.	5.461%	2/16/34	11,138	11,360
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	9,460	9,888
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	8,940	9,400
[4]	Foundry JV Holdco LLC	5.900%	1/25/33	11,915	12,355
[4]	Foundry JV Holdco LLC	6.250%	1/25/35	51,566	54,137
[4]	Foundry JV Holdco LLC	6.200%	1/25/37	21,147	21,974
[4]	Foundry JV Holdco LLC	6.400%	1/25/38	40,394	42,509
	Intel Corp.	2.000%	8/12/31	1,260	1,083
	Intel Corp.	5.625%	2/10/43	37,050	35,173
	Intel Corp.	4.100%	5/19/46	32,739	24,578
	Intel Corp.	4.100%	5/11/47	2,743	2,057
	Intel Corp.	3.250%	11/15/49	4,570	2,892
	Intel Corp.	3.050%	8/12/51	3,973	2,361
	Intel Corp.	4.900%	8/5/52	32,587	26,933
	Intel Corp.	5.700%	2/10/53	4,570	4,249
	Intel Corp.	5.600%	2/21/54	14,387	13,182
	Intel Corp.	3.200%	8/12/61	16,360	9,280
	International Business Machines Corp.	3.500%	5/15/29	85,623	83,209
	International Business Machines Corp.	4.150%	5/15/39	37,985	33,459
	International Business Machines Corp.	5.700%	2/10/55	43,333	42,852
	Intuit Inc.	5.200%	9/15/33	47,045	48,690
	Intuit Inc.	5.500%	9/15/53	5,970	5,922
	KLA Corp.	4.950%	7/15/52	25,665	23,359
	Micron Technology Inc.	4.663%	2/15/30	4,332	4,331
	Micron Technology Inc.	5.650%	11/1/32	5,400	5,612
	Microsoft Corp.	3.450%	8/8/36	25,692	23,072
	Microsoft Corp.	2.525%	6/1/50	162,183	100,265
	Microsoft Corp.	2.921%	3/17/52	42,978	28,512
	Microsoft Corp.	2.675%	6/1/60	19,051	11,255
	Oracle Corp.	3.250%	11/15/27	36,619	35,775
	Oracle Corp.	5.250%	2/3/32	8,260	8,475
	Oracle Corp.	4.300%	7/8/34	7,894	7,489
	Oracle Corp.	4.700%	9/27/34	43,917	42,645
	Oracle Corp.	3.600%	4/1/40	7,900	6,323
	Oracle Corp.	4.125%	5/15/45	8,185	6,504
	Oracle Corp.	4.000%	7/15/46	3,300	2,545
	Oracle Corp.	3.600%	4/1/50	752	526
	Oracle Corp.	3.950%	3/25/51	6,672	4,923
	Oracle Corp.	6.900%	11/9/52	20,620	22,928
	Oracle Corp.	5.375%	9/27/54	12,197	11,135
	Oracle Corp.	4.100%	3/25/61	6,093	4,396
	QUALCOMM Inc.	2.150%	5/20/30	44,450	40,430
	QUALCOMM Inc.	4.500%	5/20/30	10,265	10,374
	QUALCOMM Inc.	5.000%	5/20/35	19,310	19,451
	QUALCOMM Inc.	4.800%	5/20/45	5,070	4,619
	QUALCOMM Inc.	4.500%	5/20/52	12,005	10,157
	Synopsys Inc.	4.850%	4/1/30	30,320	30,747
	Synopsys Inc.	5.000%	4/1/32	33,115	33,537
	Synopsys Inc.	5.700%	4/1/55	3,200	3,180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	17,460
					1,306,360
Utilities (6.0%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,595
	AEP Texas Inc.	3.450%	1/15/50	14,090	9,612
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	11,923
	AEP Transmission Co. LLC	5.400%	3/15/53	1,870	1,807
	Alabama Power Co.	5.100%	4/2/35	4,555	4,592
	Alabama Power Co.	5.200%	6/1/41	3,365	3,179
	Alabama Power Co.	4.100%	1/15/42	5,595	4,629
	Alabama Power Co.	3.750%	3/1/45	20,255	15,838
	Alabama Power Co.	4.300%	7/15/48	27,790	22,959
	Ameren Illinois Co.	3.800%	5/15/28	22,365	22,199
	Ameren Illinois Co.	3.700%	12/1/47	5,085	3,833
[2]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/41	12,550	12,431
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,752
	American Water Capital Corp.	4.450%	6/1/32	14,030	13,855
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,135
	American Water Capital Corp.	4.200%	9/1/48	29,696	23,888
	American Water Capital Corp.	4.150%	6/1/49	885	707
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,126
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,191
	Arizona Public Service Co.	3.350%	5/15/50	10,651	7,225
	Atmos Energy Corp.	5.000%	12/15/54	14,265	12,959
	Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	20,546
	Baltimore Gas & Electric Co.	2.900%	6/15/50	9,820	6,147
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	25,332	27,239
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	921
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,091
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	25,597
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	240	201
[4]	Boston Gas Co.	3.150%	8/1/27	8,010	7,799
[4]	Boston Gas Co.	3.001%	8/1/29	5,700	5,369
[4]	Boston Gas Co.	3.757%	3/16/32	13,050	12,034
[4]	Brooklyn Union Gas Co.	4.273%	3/15/48	34,556	26,611
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	13,345	13,476
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,403
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	25,090
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,050
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	29,547
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,250	2,287
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,922
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	12,515
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	24,811
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,708
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,148
	Commonwealth Edison Co.	3.650%	6/15/46	4,680	3,553
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	3,790
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,260
	Commonwealth Edison Co.	3.850%	3/15/52	3,365	2,529
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	10,001
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	48,887
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,000	3,450
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	26,376
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,125
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	21,355
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	14,115	11,884
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,432	23,904
	Consumers Energy Co.	4.200%	9/1/52	16,077	13,140
	Dominion Energy Inc.	4.600%	5/15/28	20,725	20,877
	Dominion Energy Inc.	5.375%	11/15/32	19,369	19,878
	Dominion Energy Inc.	4.900%	8/1/41	18,362	16,578
	Dominion Energy Inc.	4.600%	3/15/49	13,855	11,366
	Dominion Energy Inc.	4.850%	8/15/52	34,127	28,873
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,346
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,482
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	24,533
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,512
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	22,470
	DTE Energy Co.	4.950%	7/1/27	17,300	17,505
	DTE Energy Co.	5.200%	4/1/30	16,810	17,210
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,276
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,933
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,536
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,271
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,460
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,298
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	12,936
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	35,114
	Duke Energy Corp.	3.400%	6/15/29	11,420	11,002
	Duke Energy Corp.	4.500%	8/15/32	3,825	3,743
	Duke Energy Corp.	3.300%	6/15/41	36,075	27,085
	Duke Energy Corp.	4.800%	12/15/45	37,600	32,558
	Duke Energy Corp.	3.750%	9/1/46	18,040	13,343
	Duke Energy Corp.	4.200%	6/15/49	13,960	10,829
	Duke Energy Corp.	3.500%	6/15/51	36,945	25,360
	Duke Energy Corp.	5.000%	8/15/52	13,810	12,109
	Duke Energy Florida LLC	3.400%	10/1/46	1,870	1,338
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	11,399
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	35,497
	Duke Energy Progress LLC	5.050%	3/15/35	15,000	15,073
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,763
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,139
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	51,045
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,431
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,560
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	7,483
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	28,516
[4]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,950
[4]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,254
	Emera US Finance LP	3.550%	6/15/26	23,660	23,399
	Entergy Corp.	2.950%	9/1/26	7,085	6,967
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,842
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,691
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,608
	Eversource Energy	3.300%	1/15/28	9,890	9,631
	Eversource Energy	5.450%	3/1/28	24,455	25,089
	Eversource Energy	3.375%	3/1/32	14,435	13,152
	Exelon Corp.	3.350%	3/15/32	32,015	29,530
	FirstEnergy Corp.	3.400%	3/1/50	1,870	1,270
[4]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	915	917
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,915	1,954
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/29	6,851	6,788
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,340
	Florida Power & Light Co.	5.690%	3/1/40	3,254	3,395
	Florida Power & Light Co.	5.250%	2/1/41	29,745	29,459
	Florida Power & Light Co.	4.125%	2/1/42	20,000	17,004
	Florida Power & Light Co.	3.700%	12/1/47	18,970	14,384
	Fortis Inc.	3.055%	10/4/26	44,365	43,594
	Georgia Power Co.	4.850%	3/15/31	11,510	11,765
	Georgia Power Co.	4.700%	5/15/32	30,600	30,654
	Georgia Power Co.	4.950%	5/17/33	20,850	21,027
	Georgia Power Co.	5.250%	3/15/34	12,965	13,225
	Georgia Power Co.	5.200%	3/15/35	23,590	23,923
	Georgia Power Co.	4.750%	9/1/40	34,725	32,366
	Georgia Power Co.	4.300%	3/15/42	32,262	27,859
	Georgia Power Co.	3.700%	1/30/50	9,335	6,963
	Georgia Power Co.	5.125%	5/15/52	31,780	29,733
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	11,574
	Jersey Central Power & Light Co.	5.100%	1/15/35	17,080	17,048
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	17,611	16,834
[4]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,699
[4]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	4,887
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,488
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	953
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,103
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	894
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	25,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,375
	Mississippi Power Co.	4.250%	3/15/42	5,919	5,046
[4]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,216
	Nevada Power Co.	3.125%	8/1/50	15,175	9,670
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,330	24,611
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,880	7,634
[4]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	35,022
	NiSource Inc.	5.250%	3/30/28	19,598	20,058
	NiSource Inc.	5.250%	2/15/43	13,546	12,663
	NiSource Inc.	4.800%	2/15/44	9,995	8,836
	NiSource Inc.	5.000%	6/15/52	22,475	19,833
	Northern States Power Co.	2.250%	4/1/31	4,915	4,427
[2,4]	Oglethorpe Power Corp.	6.191%	1/1/31	26,640	27,968
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,290
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,518
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,576
	Oglethorpe Power Corp.	5.800%	6/1/54	4,625	4,493
[4]	Ohio Edison Co.	4.950%	12/15/29	3,415	3,462
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	10,482
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,360
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	27,333
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,109
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	2,887
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	13,974
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	22,326
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	12,381
	PECO Energy Co.	4.600%	5/15/52	16,875	14,419
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,873
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,552
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	10,355	8,894
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	24,737
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	21,966
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	10,000	8,871
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	8,934
	Public Service Co. of New Hampshire	5.350%	10/1/33	1,870	1,936
	Public Service Co. of Oklahoma	5.450%	1/15/36	28,970	29,182
	Public Service Electric & Gas Co.	3.100%	3/15/32	13,910	12,732
	Public Service Electric & Gas Co.	5.050%	3/1/35	19,940	20,167
	Public Service Electric & Gas Co.	5.500%	3/1/55	13,425	13,268
	Public Service Enterprise Group Inc.	5.200%	4/1/29	15,080	15,515
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,680	9,905
	Public Service Enterprise Group Inc.	5.400%	3/15/35	2,200	2,227
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	16,796
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,281
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,148
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,169
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	30,950
	San Diego Gas & Electric Co.	5.350%	4/1/53	22,655	21,131
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	6,875	6,046
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,909
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,324
	Sempra	3.700%	4/1/29	5,190	5,057
	Sempra	3.800%	2/1/38	20,000	16,573
	Sempra	6.000%	10/15/39	21,184	21,472
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,221
	Southern California Edison Co.	5.150%	6/1/29	28,620	28,975
	Southern California Edison Co.	5.450%	6/1/31	9,980	10,164
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,099
	Southern California Edison Co.	6.050%	3/15/39	3,995	3,990
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,304
	Southern California Edison Co.	4.050%	3/15/42	17,788	13,426
	Southern California Edison Co.	3.900%	3/15/43	8,782	6,473
	Southern California Edison Co.	4.650%	10/1/43	7,504	6,063
	Southern California Edison Co.	3.600%	2/1/45	8,160	5,621
	Southern California Edison Co.	4.000%	4/1/47	3,675	2,641
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,471
	Southern California Edison Co.	3.650%	2/1/50	25,325	16,878
	Southern California Gas Co.	6.350%	11/15/52	14,830	15,872
	Southern Co.	4.400%	7/1/46	25,160	20,956
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,442

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,506
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,682
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,225
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,776
	Tampa Electric Co.	4.900%	3/1/29	7,195	7,344
[4]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	38,140
[4]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	17,425
[4]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	16,366
[4]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/31	5,830	5,931
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	6,632
	Tucson Electric Power Co.	5.900%	4/15/55	5,310	5,285
	Union Electric Co.	4.000%	4/1/48	14,942	11,704
	Union Electric Co.	3.900%	4/1/52	13,335	10,150
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	40,333
	Virginia Electric & Power Co.	5.150%	3/15/35	8,530	8,567
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	9,922
	Virginia Electric & Power Co.	5.650%	3/15/55	8,375	8,254
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,649
					2,942,489
Total Corporate Bonds (Cost $22,031,460)					20,582,713
Sovereign Bonds (0.6%)
[4]	Government of Bermuda	2.375%	8/20/30	18,405	16,304
[4]	Government of Bermuda	3.375%	8/20/50	7,115	4,697
[4]	Kingdom of Saudi Arabia	5.375%	1/13/31	20,450	21,146
[4]	Kingdom of Saudi Arabia	5.000%	1/18/53	8,699	7,390
[4]	Kingdom of Saudi Arabia	5.750%	1/16/54	6,609	6,293
[4]	OMERS Finance Trust	4.000%	4/20/28	17,930	17,953
	Republic of Chile	2.550%	7/27/33	37,110	31,292
	Republic of Chile	3.500%	1/31/34	19,975	17,907
	Republic of Chile	3.500%	4/15/53	22,895	16,017
	State of Israel	5.375%	3/12/29	31,735	32,311
	State of Israel	5.500%	3/12/34	18,085	18,293
	State of Israel	5.750%	3/12/54	57,000	52,899
[4]	State of Qatar	4.400%	4/16/50	13,435	11,369
	United Mexican States	6.338%	5/4/53	8,080	7,431
	United Mexican States	6.400%	5/7/54	15,851	14,603
Total Sovereign Bonds (Cost $299,863)					275,905
Taxable Municipal Bonds (3.0%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	1,500	1,192
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	4,911
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	28,109
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,147
	California GO	7.500%	4/1/34	5,845	6,778
	California GO	7.300%	10/1/39	38,580	44,620
	California GO	5.875%	10/1/41	26,725	27,378
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	5,902
	California State University College & University Revenue	2.719%	11/1/52	7,175	4,713
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,186
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	56,557	62,645
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	28,903	32,014
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,365
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	6,682	6,665
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,196
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,294
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	3,820
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	18,505	15,958
	Duke University College & University Revenue	5.850%	4/1/37	62,165	67,208
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	8,631
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	68,501	73,963
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,054
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,412
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	7,010	6,156
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	50,000	34,106
	Houston TX GO	6.290%	3/1/32	10,225	10,777
	Illinois GO	5.100%	6/1/33	169,030	169,535
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	17,696
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	10,225	10,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,391
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	36,105
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,177
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	18,170	18,267
	Louisville & Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	11,529
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	10,555	10,048
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	25,780
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	15,509
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,984
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	17,330
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/39	2,135	2,519
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	985	996
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	17,705	19,204
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	2,955	2,647
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	10,189
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/43	9,215	7,298
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	34,626
	New York NY GO	4.610%	9/1/37	25,165	24,442
	New York NY GO	5.094%	10/1/49	16,240	15,325
	New York NY GO	5.114%	10/1/54	7,665	7,213
	New York NY GO	5.935%	2/1/55	4,085	4,250
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	16,621
[9]	Oregon School Boards Association GO	4.759%	6/30/28	6,178	6,094
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	21,450
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	68,868
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	35	36
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	32,349
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	10,964
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	44,475
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	9,784
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,005
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,083
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,599
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	31,594
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	7,275	7,413
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	12,181	12,458
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	10,206	10,309
	University of California College & University Revenue	1.316%	5/15/27	7,795	7,437
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,474
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,936
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	11,361
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	16,835
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	9,571
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	38,415
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	17,479
	University of Michigan College & University Revenue	2.562%	4/1/50	17,168	10,601
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	10,653
	University of Minnesota College & University Revenue	4.048%	4/1/52	26,315	21,202
	Wisconsin Appropriations Revenue	3.954%	5/1/36	20,825	19,331
Total Taxable Municipal Bonds (Cost $1,638,997)					1,479,925
				Shares
Common Stocks (37.5%)
Communication Services (0.3%)
	T-Mobile US Inc.			711,959	169,631
Consumer Discretionary (1.4%)
	Industria de Diseno Textil SA			4,358,820	227,386
	Darden Restaurants Inc.			830,564	181,038
	Tractor Supply Co.			2,899,400	153,001
	NIKE Inc. Class B			1,969,794	139,934
					701,359
Consumer Staples (3.5%)
	Unilever plc ADR			5,555,011	339,800
	Philip Morris International Inc.			1,614,611	294,069
	Archer-Daniels-Midland Co.			5,499,933	290,286
	Keurig Dr Pepper Inc.			7,913,238	261,612

	Shares	Market Value ($000)
Constellation Brands Inc. Class A	1,172,891	190,806
Pernod Ricard SA	1,794,091	178,963
Kenvue Inc.	7,829,862	163,879
		1,719,415
Energy (3.8%)
ConocoPhillips	4,944,525	443,722
EQT Corp.	5,261,466	306,849
Coterra Energy Inc.	11,537,073	292,811
Targa Resources Corp.	1,576,529	274,442
Marathon Petroleum Corp.	1,155,610	191,958
Williams Cos. Inc.	2,985,632	187,527
TotalEnergies SE	2,345,055	143,336
		1,840,645
Financials (7.9%)
JPMorgan Chase & Co.	2,038,308	590,926
Bank of America Corp.	11,949,771	565,463
American International Group Inc.	3,946,040	337,742
M&T Bank Corp.	1,621,519	314,558
Morgan Stanley	2,012,393	283,466
Regions Financial Corp.	11,030,826	259,445
Equitable Holdings Inc.	3,414,097	191,531
Ares Management Corp. Class A	1,045,202	181,029
TPG Inc.	3,408,393	178,770
Marsh & McLennan Cos. Inc.	817,475	178,733
Raymond James Financial Inc.	1,163,893	178,506
Nasdaq Inc.	1,978,098	176,881
MetLife Inc.	2,008,927	161,558
CME Group Inc.	529,352	145,900
PNC Financial Services Group Inc.	498,775	92,982
		3,837,490
Health Care (5.6%)
Merck & Co. Inc.	6,247,482	494,551
UnitedHealth Group Inc.	1,527,156	476,427
Johnson & Johnson	3,111,706	475,313
Gilead Sciences Inc.	3,263,295	361,801
Pfizer Inc.	11,150,533	270,289
Elevance Health Inc.	604,388	235,083
AstraZeneca plc ADR	3,032,500	211,911
Roche Holding AG	600,955	196,164
		2,721,539
Industrials (4.7%)
PACCAR Inc.	3,738,416	355,374
Honeywell International Inc.	1,344,216	313,041
Emerson Electric Co.	2,206,723	294,222
L3Harris Technologies Inc.	1,126,538	282,581
Canadian National Railway Co.	2,495,303	260,003
Northrop Grumman Corp.	456,143	228,062
Johnson Controls International plc	1,861,848	196,648
IDEX Corp.	1,035,836	181,862
Ferguson Enterprises Inc.	811,080	176,613
		2,288,406
Information Technology (4.3%)
Broadcom Inc.	3,368,263	928,462
Cisco Systems Inc.	3,914,404	271,582
NXP Semiconductors NV	1,241,421	271,238
TE Connectivity plc	1,509,001	254,523
Accenture plc Class A	752,836	225,015
NetApp Inc.	1,674,258	178,392
		2,129,212
Materials (1.7%)
PPG Industries Inc.	2,219,039	252,416
Barrick Mining Corp.	11,197,860	233,139
Avery Dennison Corp.	1,275,293	223,776
Rio Tinto plc ADR	1,844,636	107,597
		816,928
Real Estate (1.3%)
Crown Castle Inc.	2,674,707	274,773

				Shares	Market Value ($000)
	Gaming & Leisure Properties Inc.			3,945,596	184,180
	Weyerhaeuser Co.			6,838,456	175,680
					634,633
Utilities (3.0%)
	Sempra			4,134,332	313,259
	Dominion Energy Inc.			5,360,598	302,981
	American Electric Power Co. Inc.			2,903,201	301,236
	PPL Corp.			7,687,137	260,517
	WEC Energy Group Inc.			1,749,043	182,250
	Atmos Energy Corp.			595,576	91,784
					1,452,027
Total Common Stocks (Cost $13,970,591)					18,311,285
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	4.355%		64	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.7%)
	Bank of America Securities, LLC (Dated 6/30/25, Repurchase Value $7,401, collateralized by U.S. Government Agency Obligations 1.500%–7.500%, 7/15/32–6/20/55, with a value of $7,548)	4.400%	7/1/25	7,400	7,400
	Bank of America Securities, LLC (Dated 6/30/25, Repurchase Value $20,002, collateralized by U.S. Treasury Obligations 3.875%, 5/31/27, with a value of $20,400)	4.400%	7/1/25	20,000	20,000
	Bank of America Securities, LLC (Dated 6/30/25, Repurchase Value $30,004, collateralized by U.S. Treasury Obligations 0.500%–6.625%, 2/15/27–8/15/54, with a value of $30,600)	4.410%	7/1/25	30,000	30,000
	Deutsche Bank Securities, Inc. (Dated 6/30/25, Repurchase Value $14,302, collateralized by U.S. Government Agency Obligations 4.500%–4.730%, 8/14/26–8/2/32, with a value of $14,587)	4.400%	7/1/25	14,300	14,300
	HSBC Bank USA (Dated 6/30/25, Repurchase Value $35,004, collateralized by U.S. Government Agency Obligations 5.500%, 3/1/54-7/1/54, with a value of $35,700)	4.400%	7/1/25	35,000	35,000
	HSBC Bank USA (Dated 6/30/25, Repurchase Value $41,205, collateralized by U.S. Treasury Obligations 0.000%–3.000%, 8/21/25–2/15/48, with a value of $42,024)	4.390%	7/1/25	41,200	41,200
	JP Morgan Securities, LLC (Dated 6/30/25, Repurchase Value $30,004, collateralized by U.S. Treasury Obligations 0.000%–2.875%, 8/12/25–11/30/25, with a value of $30,600)	4.390%	7/1/25	30,000	30,000
	JP Morgan Securities, LLC (Dated 6/30/25, Repurchase Value $30,004, collateralized by U.S. Treasury Obligations 0.500%–4.000%, 5/15/27–9/30/29, with a value of $30,600)	4.390%	7/1/25	30,000	30,000
	Natixis SA (Dated 6/30/25, Repurchase Value $40,205, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 7/17/25–5/15/49, with a value of $41,004)	4.390%	7/1/25	40,200	40,200
	NatWest Markets plc (Dated 6/30/25, Repurchase Value $21,503, collateralized by U.S. Treasury Obligations 4.125%, 2/29/32, with a value of $21,930)	4.390%	7/1/25	21,500	21,500
	Nomura International plc (Dated 6/30/25, Repurchase Value $8,601, collateralized by U.S. Treasury Obligations 0.000%–3.250%, 10/2/25–2/15/45, with a value of $8,820)	4.390%	7/1/25	8,600	8,600
	Nomura International plc (Dated 6/30/25, Repurchase Value $30,004, collateralized by U.S. Treasury Obligations 1.500%–2.250%, 11/30/28–2/15/52, with a value of $30,600)	4.390%	7/1/25	30,000	30,000
	RBC Capital Markets LLC (Dated 6/30/25, Repurchase Value $27,403, collateralized by U.S. Treasury Obligations 1.125%–4.375%, 7/15/27–5/15/53, with a value of $27,948)	4.410%	7/1/25	27,400	27,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Societe Generale (Dated 6/30/25, Repurchase Value $28,804, collateralized by U.S. Treasury Obligations 3.250%–4.375%, 5/15/42–8/15/43, with a value of $29,376)	4.390%	7/1/25	28,800	28,800
				364,400
Total Temporary Cash Investments (Cost $364,402)				364,406
Total Investments (99.3%) (Cost $45,771,900)				48,449,853
Other Assets and Liabilities—Net (0.7%)				328,427
Net Assets (100%)				48,778,280
Cost is in $000.
1	Securities with a value of $5,564 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $7,032,338, representing 14.4% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2025.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
RBC—Royal Bank of Canada.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	1,473	160,557	1,986
10-Year U.S. Treasury Note	September 2025	687	77,030	976
				2,962
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.	Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,468,991	—	6,468,991
Asset-Backed/Commercial Mortgage-Backed Securities	—	966,628	—	966,628
Corporate Bonds	—	20,582,713	—	20,582,713
Sovereign Bonds	—	275,905	—	275,905
Taxable Municipal Bonds	—	1,479,925	—	1,479,925
Common Stocks	17,565,436	745,849	—	18,311,285
Temporary Cash Investments	6	364,400	—	364,406
Total	17,565,442	30,884,411	—	48,449,853
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,962	—	—	2,962
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.